Property, equipment and software, net	12 Months Ended
Dec. 31, 2018
Property, equipment and software, net
Property, equipment and software, net

9. Property, equipment and software, net

Property, equipment and software, net as of December 31, 2017 and 2018 consist of the following:

	As of
	December 31
	2017	2018
	RMB	RMB
Computer and electronic equipment	7,737	11,239
Software	3,008	3,705
Office furniture and equipment	1,234	1,106
Total	11,979	16,050
Less: Accumulated depreciation and amortization	(5,332)	(8,244)
Property, equipment and software, net	6,647	7,806

Depreciation and amortization expenses for the years ended December 31, 2017 and 2018 was RMB2,314 and RMB2,912, respectively.